Schedule of Investments ─ IQ Global Resources ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.7%
Australia - 14.1%
Australian Agricultural Co., Ltd.*	9,492	$11,571
BHP Group Ltd.	49,669	1,728,269
Evolution Mining Ltd.	17,988	40,561
Fortescue Metals Group Ltd.	30,192	473,153
Glencore PLC	129,090	860,092
Gold Road Resources Ltd.	9,273	10,749
IGO Ltd.	7,427	76,251
Iluka Resources Ltd.	4,148	31,567
Inghams Group Ltd.	5,848	11,950
Mineral Resources Ltd.	1,846	115,692
Newcrest Mining Ltd.	8,743	137,447
Northern Star Resources Ltd.	11,415	100,947
OceanaGold Corp.*	7,429	16,034
OZ Minerals Ltd.	3,285	64,629
Perseus Mining Ltd.	12,969	19,557
Ramelius Resources Ltd.	9,116	6,424
Regis Resources Ltd.	7,932	11,961
Rio Tinto PLC	15,979	1,243,060
Silver Lake Resources Ltd.*	9,775	8,954
South32 Ltd.	45,490	145,528
Woodside Energy Group Ltd.	10,170	259,851

Total Australia		5,374,247

Austria - 0.3%
OMV AG	1,171	58,310
voestalpine AG	1,805	59,594

Total Austria		117,904

Brazil - 1.0%
Wheaton Precious Metals Corp.	4,460	203,355
Yara International ASA	4,312	190,814

Total Brazil		394,169

Burkina Faso - 0.2%
Endeavour Mining PLC	2,452	57,626
IAMGOLD Corp.*	5,033	14,107

Total Burkina Faso		71,733

Canada - 8.3%
Agnico Eagle Mines Ltd.	2,403	135,318
Alamos Gold, Inc., Class A	3,876	42,642
B2Gold Corp.	10,452	41,280
Barrick Gold Corp.	17,600	343,202
Canadian Natural Resources Ltd.	4,156	254,371
Canfor Corp.*	2,172	41,036
Cenovus Energy, Inc.	7,088	141,192
Centerra Gold, Inc.	3,135	20,064
Dundee Precious Metals, Inc.	2,014	13,116
Enbridge, Inc.	7,240	295,601
Equinox Gold Corp.*	3,194	14,578
First Majestic Silver Corp.	2,745	21,621
Imperial Oil Ltd.	2,392	130,360
K92 Mining, Inc.*	2,347	13,544
Kinross Gold Corp.	12,796	59,360
Lundin Gold, Inc.	2,462	28,414
Maple Leaf Foods, Inc.	2,094	39,688
New Gold, Inc.*	7,187	8,456
Nutrien Ltd.	9,247	763,267
Osisko Gold Royalties Ltd.	1,754	23,411
Pan American Silver Corp.	2,082	37,838
Pembina Pipeline Corp.	1,967	69,594
Sandstorm Gold Ltd.	2,023	11,704
SSR Mining, Inc.	2,101	35,396
Suncor Energy, Inc.	5,117	177,092
TC Energy Corp.	3,507	150,677
Torex Gold Resources, Inc.*	906	12,419
Wesdome Gold Mines Ltd.*	1,497	6,922
West Fraser Timber Co., Ltd.	1,843	159,791
Yamana Gold, Inc.	9,494	57,134

Total Canada		3,149,088

Chile - 0.7%
Antofagasta PLC	9,728	207,487
Lundin Mining Corp.	7,278	54,925

Total Chile		262,412

China - 4.8%
China Hongqiao Group Ltd.	91,610	105,885
China Petroleum & Chemical Corp., Class H	432,693	232,947
CMOC Group Ltd., Class H	212,352	122,450
COFCO Joycome Foods Ltd.*	61,698	19,993
Dali Foods Group Co., Ltd.	229,888	102,648
Guangdong Investment Ltd.	52,800	57,323
MMG Ltd.*	91,124	29,411
PetroChina Co., Ltd., Class H	654,094	347,969
Southern Energy Holdings Group Ltd.*(a)	53,183	0
Wilmar International Ltd.	105,453	326,544
Zhaojin Mining Industry Co., Ltd., Class H*	32,375	37,131
Zijin Mining Group Co., Ltd., Class H	259,670	427,342

Total China		1,809,643

Denmark - 0.4%
Chr Hansen Holding A/S	2,238	164,539

Egypt - 0.0%(b)
Centamin PLC	12,199	16,678

Finland - 2.3%
Metso Outotec OYJ	8,339	95,230
Neste OYJ	2,835	134,950
Stora Enso OYJ, Class R	14,164	201,438
UPM-Kymmene OYJ	9,528	344,066
Valmet OYJ(c)	2,667	83,332

Total Finland		859,016

France - 2.0%
TotalEnergies SE	9,412	582,443
Veolia Environnement SA	5,865	173,127

Total France		755,570

Germany - 0.3%
Aurubis AG	461	48,405
Suedzucker AG	3,356	54,307

Total Germany		102,712

Schedule of Investments ─ IQ Global Resources ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong - 0.1%
Vitasoy International Holdings Ltd.(c)	17,962	$38,130

Indonesia - 0.2%
Golden Agri-Resources Ltd.	212,614	40,441
Nickel Industries Ltd.	27,567	21,270

Total Indonesia		61,711

Ireland - 0.7%
Kerry Group PLC, Class A	2,964	276,645

Italy - 0.6%
Eni SpA	13,160	202,037
Interpump Group SpA	861	44,679

Total Italy		246,716

Japan - 3.4%
Ajinomoto Co., Inc.	8,971	294,768
Itoham Yonekyu Holdings, Inc.	4,615	25,303
JFE Holdings, Inc.	5,661	74,308
Kagome Co., Ltd.	1,476	35,979
Kewpie Corp.	2,317	40,302
Kikkoman Corp.	3,194	167,995
NH Foods Ltd.	1,706	51,162
Nichirei Corp.	2,176	45,496
Nippon Steel Corp.	9,052	187,590
Nisshin Seifun Group, Inc.	4,958	61,953
Oji Holdings Corp.	17,177	70,798
Prima Meat Packers Ltd.	794	13,444
S Foods, Inc.	500	11,404
Sumitomo Metal Mining Co., Ltd.	2,701	109,000
Toyo Suisan Kaisha Ltd.	1,703	70,323
Yamazaki Baking Co., Ltd.	3,549	41,509

Total Japan		1,301,334

Luxembourg - 0.8%
ArcelorMittal SA	9,285	285,981

Mexico - 1.7%
Fresnillo PLC	7,272	73,537
Southern Copper Corp.(c)	7,654	575,657

Total Mexico		649,194

Netherlands - 2.4%
OCI NV	3,549	120,411
Shell PLC	26,986	788,703

Total Netherlands		909,114

New Zealand - 0.1%
Fletcher Building Ltd.	13,865	45,428

Norway - 1.3%
Equinor ASA	11,461	348,021
Norsk Hydro ASA	20,142	162,011

Total Norway		510,032

Peru - 0.0%(b)
Hochschild Mining PLC	5,432	4,571

Singapore - 0.2%
Olam Group Ltd.	63,333	76,615

South Africa - 1.5%
Anglo American PLC	13,200	563,325

Spain - 0.4%
Befesa SA	423	24,164
Ebro Foods SA	2,625	44,987
Repsol SA	5,344	87,580

Total Spain		156,731

Sweden - 0.8%
AAK AB	4,366	75,020
Boliden AB	2,782	124,223
Holmen AB, B Shares	2,868	117,735

Total Sweden		316,978

Switzerland - 0.1%
Bell Food Group AG	99	25,861

Turkey - 0.0%(b)
Eldorado Gold Corp.*	1,927	18,398

Ukraine - 0.0%(b)
Ferrexpo PLC	6,212	12,114

United Kingdom - 2.9%
Associated British Foods PLC	13,223	302,136
BP PLC	69,077	415,722
Cranswick PLC	888	34,786
Greggs PLC	1,699	56,349
Severn Trent PLC	2,025	70,203
Spirax-Sarco Engineering PLC	596	84,600
Tate & Lyle PLC	6,663	61,767
United Utilities Group PLC	5,518	71,872

Total United Kingdom		1,097,435

United States - 47.7%
Alcoa Corp.	1,826	95,390
American Water Works Co., Inc.	1,499	234,579
Archer-Daniels-Midland Co.	9,439	782,021
Armstrong World Industries, Inc.	823	63,708
ATI, Inc.*	1,262	45,924
B&G Foods, Inc.(c)	1,083	15,184
Baker Hughes Co.	3,406	108,106
Boise Cascade Co.	687	51,504
Builders FirstSource, Inc.*	3,088	246,114
Bunge Ltd.	2,397	237,543

Schedule of Investments ─ IQ Global Resources ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Campbell Soup Co.	5,066	$263,077
Cheniere Energy, Inc.	909	138,886
Chevron Corp.	6,959	1,211,005
Cleveland-Cliffs, Inc.*(c)	5,192	110,849
Coeur Mining, Inc.*	2,709	10,538
Commercial Metals Co.	1,203	65,287
Conagra Brands, Inc.	8,054	299,528
ConocoPhillips	4,631	564,380
Coterra Energy, Inc.	2,898	72,537
Devon Energy Corp.	2,374	150,132
Diamondback Energy, Inc.	634	92,640
Dover Corp.	1,189	180,526
Ecolab, Inc.	2,362	365,708
EOG Resources, Inc.	2,092	276,667
Essential Utilities, Inc.	2,087	97,526
Exxon Mobil Corp.	15,127	1,754,883
Flowers Foods, Inc.	3,551	98,327
FMC Corp.	2,114	281,437
Freeport-McMoRan, Inc.	14,404	642,707
General Mills, Inc.	10,111	792,298
Graco, Inc.	1,397	95,443
Hain Celestial Group, Inc. (The)*(c)	1,444	29,631
Halliburton Co.	3,211	132,357
Hecla Mining Co.(c)	5,330	32,886
Hess Corp.	1,107	166,227
Hormel Foods Corp.	9,151	414,632
IDEX Corp.	628	150,519
Ingredion, Inc.	1,120	115,136
International Paper Co.	6,547	273,796
J&J Snack Foods Corp.	321	45,999
Kellogg Co.	5,699	390,837
Kinder Morgan, Inc.	8,102	148,267
Kraft Heinz Co. (The)	20,566	833,540
Louisiana-Pacific Corp.	1,502	102,271
Marathon Petroleum Corp.	1,996	256,526
Mondelez International, Inc., Class A	23,311	1,525,472
Mosaic Co. (The)	6,184	306,355
Mueller Industries, Inc.	567	37,167
Newmont Corp.	7,847	415,342
Nucor Corp.	2,661	449,762
Occidental Petroleum Corp.	3,348	216,917
ONEOK, Inc.	1,595	109,226
Pentair PLC	1,333	73,822
Phillips 66	1,716	172,063
Pilgrim's Pride Corp.*(c)	4,095	99,427
Pioneer Natural Resources Co.	868	199,944
Post Holdings, Inc.*	1,038	98,558
Reliance Steel & Aluminum Co.	611	138,972
Schlumberger Ltd.	5,049	287,692
Seaboard Corp.	19	74,490
Simpson Manufacturing Co., Inc.	757	81,082
Steel Dynamics, Inc.	1,895	228,613
Tyson Foods, Inc., Class A	5,968	392,396
UFP Industries, Inc.	1,084	101,408
United States Steel Corp.	2,580	73,504
Valero Energy Corp.	1,463	204,864
Watts Water Technologies, Inc., Class A	270	44,150
Williams Cos., Inc. (The)	4,349	140,212
Xylem, Inc.	1,484	154,351

Total United States		18,162,867

Zambia - 0.4%
First Quantum Minerals Ltd.	6,836	158,150

Total Common Stocks
(Cost $32,940,571)		37,995,041

Short-Term Investments — 0.2%

Money Market Funds — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(d)(e)	15,385	15,385
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(d)	65,863	65,863
Total Short-Term Investments
(Cost $81,248)		81,248

Total Investments — 99.9%
(Cost $33,021,819)		38,076,289
Other Assets and Liabilities, Net — 0.1%		30,298
Net Assets — 100.0%		$38,106,587

		% of
Industry	Value	Net Assets
Energy	$11,080,951	29.1%
Grains Food Fiber	9,579,459	25.1
Industrial Metals	9,571,345	25.1
Precious Metals	2,666,815	7.0
Timber	1,983,507	5.2
Water	1,898,428	5.0
Livestock	1,214,536	3.2
Money Market Funds	81,248	0.2
Total Investments	$38,076,289	99.9%
Other Assets and Liabilities, Net	30,298	0.1
Total Net Assets	$38,106,587	100.0%

*	Non-income producing securities.
(a)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(b)	Less than 0.05%.
(c)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $668,485; total market value of collateral held by the Fund was $685,394. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $670,009.
(d)	Reflects the 1-day yield at January 31, 2023.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Global Resources ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$37,995,041	$–	$0	(g)	$37,995,041
Short-Term Investments:
Money Market Funds	81,248	–	–		81,248
Total Investments in Securities	$38,076,289	$–	$–		$38,076,289

(f)	For a complete listing of investments and their countries, see the Schedule of Investments.
(g)	The Level 3 security, valued at $0, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of period.